Financial instruments (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 3,694		$ 2,716		$ 12,965	$ 24,139
Restricted cash	3		1,394
Accounts receivable	4,659		5,253
Other assets	57		156
Accounts payable and accrued liabilities	(6,668)		(6,979)
Current portion of royalty obligation	(423)		(362)
Current portion of acquisition payable	(634)		(637)
Holdback payable			(1,876)
Current portion of contingent consideration	(293)		(1,925)
Income taxes payable	(114)		(164)
Current portion of lease obligation	(380)		(367)
Royalty obligation	(65)		(335)
Acquisition payable	(591)		(1,132)
Contingent consideration	(40)		(51)
Lease obligation	$ (1,169)		$ (1,447)
U.S. dollar currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 2,854		$ 1,758
Restricted cash		2		1,095
Accounts receivable		3,657		4,032
Other assets		45		123
Accounts payable and accrued liabilities		(3,669)		(4,698)
Current portion of royalty obligation		(334)		(284)
Current portion of acquisition payable		(500)		(500)
Holdback payable		0		(1,473)
Current portion of contingent consideration		(231)		(1,512)
Income taxes payable		(114)		(129)
Current portion of lease obligation		(80)		(77)
Royalty obligation		(51)		(263)
Acquisition payable		(466)		(889)
Contingent consideration		(32)		(40)
Lease obligation		(291)		(354)
Other long-term liability		$ 790		$ (3,211)